7. Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Notes and accounts payable to affiliates
				Weighted	Interest earned
				average interest	during the three
		Amount invested as of		rate as of	month period ended
	Relationship to	March 31,	December 31,	March 31,	March 31,
Investor	Shepherd’s Finance	2015	2014	2015	2015	2014
Bill Myrick	Independent Manager	$148	$141	7.53%	$3	$2
Eric Rauscher	Independent Manager	500	500	7.00%	9	8
Joseph Rauscher	Father of Independent Manager	186	186	8.00%	4	–
R. Scott Summers	Son of Independent Manager	100	100	7.56%	2	1
Wallach Family Irrevocable Educational Trust	Trustee is Member	200	200	7.00%	4	–
David and Carole Wallach	Parents of Member	111	111	8.00%	2	2

				Weighted average interest	Interest earned during
	Relationship to	Amount invested as of		rate as of	the year ended
	Shepherd’s	December 31,	December 31,	December 31,	December 31,
Investor	Finance	2014	2013	2014	2014	2013
Bill Myrick	Independent Manager	$141	$63	7.50%	$9	$1
R. Scott Summers	Son of Independent Manager	100	25	7.56%	6	–
Wallach Family Irrevocable Educational Trust	Trustee is Member	200	–	7.00%	7	4
David and Carole Wallach	Parents of Member	111	100	8.00%	8	4